Expense Example - Parametric Dividend Income Fund	Feb. 28, 2025 USD ($)
Expense Example	Example.
Expense Example Narrative	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	Portfolio Turnover
Portfolio Turnover	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	53.00%
Class A
1 Year	$ 589
3 Years	821
5 Years	1,072
10 Years	1,788
Class I
1 Year	42
3 Years	234
5 Years	442
10 Years	$ 1,041